Other Receivables (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other Receivables
Advances to staff		9,784	8,741
Advances to entrepreneurial agents		1,959	6,265
Rental deposits		5,893	5,610
Interest income receivables		51,315	33,549
Value-added tax recoverable		10,745	14,401
Dividend receivable from Datong			10,000
Other		6,869	4,170
Other receivables	$ 13,895	86,565	82,736